Payables and Other Current Liabilities - Composition of Payables And Other Current Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Payables	€ 12,018	€ 11,872
Trade payables	7,545	6,982
Payables to suppliers of property, plant and equipment	2,841	2,752
Payables for spectrum acquisition	248	569
Other payables	1,088	997
Dividends pending payment	203	228
Payables to associates and joint ventures (Note 10)	93	344
Other current liabilities	1,491	1,338
Contract liabilities (Note 23)	1,038	958
Deferred revenue	102	115
Advances received	350	265
Other liabilities to associates and joint ventures (Note 10)	1	0
Total	€ 13,509	€ 13,210